Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	$ 31,425	$ 36,958	$ 19,705
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(1)	(46)	(26)
Disposal of subsidiaries, associates and intangible assets	593	674	114
Purchase of property, equipment and software	(1,841)	(1,854)	(1,584)
Disposal of property, equipment and software	295	366	11
Purchase of financial assets measured at fair value through other comprehensive income	(5,802)	(6,290)	(3,424)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	5,052	4,530	3,913
Net (purchase) / redemption of debt securities measured at amortized cost	(415)	(4,166)	(562)
Net cash flow from / (used in) investing activities	(2,119)	(6,785)	(1,558)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(3,093)	23,845	(17,149)
Distributions paid on UBS shares	(1,301)	(2,607)	(2,544)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	98,272	80,255	65,047
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(79,909)	(87,098)	(68,883)
Net cash flows from other financing activities	(282)	(575)	(526)
Net cash flow from / (used in) financing activities	10,345	12,432	(25,614)
Total cash flow
Cash and cash equivalents at the beginning of the year	173,531	119,873	126,079
Net cash flow from / (used in) operating, investing and financing activities	39,651	42,605	(7,467)
Effects of exchange rate differences on cash and cash equivalents	(5,307)	11,052	1,261
Cash and cash equivalents at the end of the year	207,875	173,531	119,873
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	192,706	158,088	106,957
of which: loans and advances to banks	13,942	14,028	11,386
of which: money market paper	1,227	1,415	1,530
Restricted cash and cash equivalents	3,408	3,828	3,192
UBS AG (consolidated)
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	30,563	36,581	18,805
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(1)	(46)	(26)
Disposal of subsidiaries, associates and intangible assets	593	674	114
Purchase of property, equipment and software	(1,581)	(1,573)	(1,401)
Disposal of property, equipment and software	295	364	11
Purchase of financial assets measured at fair value through other comprehensive income	(5,802)	(6,290)	(3,424)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	5,052	4,530	3,913
Net (purchase) / redemption of debt securities measured at amortized cost	(415)	(4,166)	(562)
Net cash flow from / (used in) investing activities	(1,860)	(6,506)	(1,374)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(3,093)	23,845	(17,149)
Distributions paid on UBS shares	(4,539)	(3,848)	(3,250)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	98,619	80,153	65,047
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(79,799)	(87,099)	(68,883)
Net cash flows from other financing activities	(261)	(553)	(504)
Net activity related to group internal capital transactions and dividends	0	0	0
Net cash flow from / (used in) financing activities	10,927	12,498	(24,738)
Total cash flow
Cash and cash equivalents at the beginning of the year	173,430	119,804	125,853
Net cash flow from / (used in) operating, investing and financing activities	39,630	42,573	(7,307)
Effects of exchange rate differences on cash and cash equivalents	(5,306)	11,053	1,258
Cash and cash equivalents at the end of the year	207,755	173,430	119,804
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	192,706	158,088	106,957
of which: loans and advances to banks	13,822	13,928	11,317
of which: money market paper	1,227	1,415	1,530
Restricted cash and cash equivalents	3,408	3,828	3,192
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	5,714	(14,883)	17,531
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	0	(6)
Disposal of subsidiaries, associates and intangible assets	16	14	100
Purchase of property, equipment and software	(656)	(714)	(628)
Disposal of property, equipment and software	294	361	10
Purchase of financial assets measured at fair value through other comprehensive income	(1,006)	(77)	(10)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	189	79	10
Net (purchase) / redemption of debt securities measured at amortized cost	(807)	(3,021)	(1,045)
Net cash flow from / (used in) investing activities	(1,970)	(3,357)	(1,569)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(3,073)	23,828	(17,150)
Distributions paid on UBS shares	(4,539)	(3,848)	(3,250)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	97,250	78,867	64,285
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(78,385)	(86,204)	(67,113)
Net cash flows from other financing activities	(280)	(290)	(262)
Net activity related to group internal capital transactions and dividends	5,240	2,984	3,569
Net cash flow from / (used in) financing activities	16,212	15,336	(19,922)
Total cash flow
Cash and cash equivalents at the beginning of the year	39,400	39,598	42,895
Net cash flow from / (used in) operating, investing and financing activities	19,957	(2,905)	(3,960)
Effects of exchange rate differences on cash and cash equivalents	(1,462)	2,706	664
Cash and cash equivalents at the end of the year	57,895	39,400	39,598
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	53,729	34,283	36,275
of which: loans and advances to banks	3,258	4,085	2,697
of which: money market paper	908	1,032	626
UBS AG (consolidated) | UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	2,131	24,661	8,882
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(1)	(3)	0
Disposal of subsidiaries, associates and intangible assets	0	0	0
Purchase of property, equipment and software	(276)	(162)	(173)
Disposal of property, equipment and software	0	0	0
Purchase of financial assets measured at fair value through other comprehensive income	0	0	0
Disposal and redemption of financial assets measured at fair value through other comprehensive income	0	0	0
Net (purchase) / redemption of debt securities measured at amortized cost	772	132	437
Net cash flow from / (used in) investing activities	495	(33)	264
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(21)	17	0
Distributions paid on UBS shares	0	0	0
Issuance of debt designated at fair value and long-term debt measured at amortized cost	1,177	1,057	621
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(1,093)	(776)	(752)
Net cash flows from other financing activities	0	0	0
Net activity related to group internal capital transactions and dividends	(537)	(1,307)	(2,055)
Net cash flow from / (used in) financing activities	(475)	(1,009)	(2,186)
Total cash flow
Cash and cash equivalents at the beginning of the year	93,342	62,551	54,757
Net cash flow from / (used in) operating, investing and financing activities	2,151	23,619	6,961
Effects of exchange rate differences on cash and cash equivalents	(2,693)	7,171	833
Cash and cash equivalents at the end of the year	92,799	93,342	62,551
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	91,031	91,638	60,926
of which: loans and advances to banks	1,588	1,695	1,127
of which: money market paper	179	9	498
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	22,718	26,804	(7,608)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(43)	(20)
Disposal of subsidiaries, associates and intangible assets	577	660	14
Purchase of property, equipment and software	(650)	(697)	(600)
Disposal of property, equipment and software	1	3	1
Purchase of financial assets measured at fair value through other comprehensive income	(4,795)	(6,213)	(3,414)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	4,863	4,451	3,904
Net (purchase) / redemption of debt securities measured at amortized cost	(380)	(1,277)	45
Net cash flow from / (used in) investing activities	(385)	(3,117)	(70)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	0	0	0
Distributions paid on UBS shares	0	0	0
Issuance of debt designated at fair value and long-term debt measured at amortized cost	193	229	142
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(320)	(118)	(1,017)
Net cash flows from other financing activities	20	(263)	(242)
Net activity related to group internal capital transactions and dividends	(4,702)	(1,677)	(1,514)
Net cash flow from / (used in) financing activities	(4,811)	(1,829)	(2,630)
Total cash flow
Cash and cash equivalents at the beginning of the year	40,689	17,655	28,201
Net cash flow from / (used in) operating, investing and financing activities	17,523	21,859	(10,308)
Effects of exchange rate differences on cash and cash equivalents	(1,151)	1,175	(239)
Cash and cash equivalents at the end of the year	57,061	40,689	17,655
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	47,946	32,167	9,756
of which: loans and advances to banks	8,975	8,148	7,493
of which: money market paper	$ 139	$ 374	$ 406